Investment Objectives and Goals	Apr. 30, 2026
Pacer Swan SOS Moderate (February) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (February) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (February) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 9.51% (before fees and expenses of the Fund) and 9.14% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from May 1, 2026 to January 29, 2027.

Pacer Swan SOS Moderate (March) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (March) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (March) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.02% (before fees and expenses of the Fund) and 9.67% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from June 12, 2026 to February 26, 2027.

Pacer Swan SOS Moderate (May) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (May) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (May) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.05% (before fees and expenses of the Fund) and 12.56% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.

Pacer Swan SOS Moderate (June) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (June) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (June) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.98% (before fees and expenses of the Fund) and 13.51% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from June 12, 2026 to May 28, 2027.

Pacer Swan SOS Moderate (August) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (August) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (August) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 2.71% (before fees and expenses of the Fund) and 2.59% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from May 1, 2026 to July 31, 2026.

Pacer Swan SOS Moderate (September) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (September) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (September) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 2.72% (before fees and expenses of the Fund) and 2.61% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from June 12, 2026 to August 31, 2026.

Pacer Swan SOS Moderate (November) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (November) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (November) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 6.06% (before fees and expenses of the Fund) and 5.81% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from May 1, 2026 to October 30, 2026.

Pacer Swan SOS Moderate (December) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (December) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (December) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 6.33% (before fees and expenses of the Fund) and 6.10% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from June 12, 2026 to November 30, 2026.

Pacer Swan SOS Laddered Moderate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Laddered Moderate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Swan SOS Laddered Moderate ETF (the “Fund”) seeks capital appreciation.